EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 6,716	$ 5,858	$ 21,437	$ 19,304	$ 26,137	$ 28,074
Loss on disposal of asset					$ 49,321	$ 0